Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Details
Net Income (Loss)	$ 10,224,566	$ 4,585,512	$ 32,124,120	$ 11,340,459
Net changes related to available-for-sale securities
Unrealized gains (losses) during period	(4,212,937)	112,030	(5,890,515)	3,095,569
Income tax (provision)/benefit	882,597	(22,190)	1,243,553	(679,476)
Net unrealized (losses) gains	(3,330,340)	89,840	(4,646,962)	2,416,093
Reclassification of (gains)/losses to Net Income (Loss)	67,506	24	435,413	9,889
Other Comprehensive Income (Loss)	(3,397,846)	89,816	(5,082,375)	2,406,204
Total Comprehensive Income	$ 6,826,720	$ 4,675,328	$ 27,041,745	$ 13,746,663